Pensions and other post-employment benefits - Investment Strategies (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans and post-retirement benefits plans
Investment strategies
Equity securities	€ 1,097	€ 1,055
Equity securities (as a percent)	6.00%	5.00%
Fixed income securities	€ 2,246	€ 14,863
Fixed income securities (as a percent)	13.00%	72.00%
Insurance contracts	€ 9,211	€ 648
Insurance contracts (as a percent)	50.00%	3.00%
Real estate	€ 528	€ 860
Real estate (as a percent)	3.00%	4.00%
Short-term investments	€ 4,801	€ 945
Short-term investments (as a percent)	26.00%	5.00%
Private equity and other	€ 432	€ 2,352
Private equity and other (as a percent)	2.00%	11.00%
Total	€ 18,315	€ 20,723
Total (as a percent)	100.00%	100.00%
Defined benefit plans and post-retirement benefits plans | Quoted
Investment strategies
Equity securities	€ 1,097	€ 1,055
Fixed income securities	2,101	14,721
Insurance contracts	0	0
Real estate	0	0
Short-term investments	4,801	945
Private equity and other	106	103
Total	8,105	16,824
Defined benefit plans and post-retirement benefits plans | Unquoted
Investment strategies
Equity securities	0	0
Fixed income securities	145	142
Insurance contracts	9,211	648
Real estate	528	860
Short-term investments	0	0
Private equity and other	326	2,249
Total	10,210	€ 3,899
United States foreign defined benefit plans and post retirement benefits plan
Investment strategies
Insurance contracts	€ 8,700